Accounting Policies - Impact of adoption of IFRS 9 (Details) - ZAR (R)	Jul. 01, 2018	Jun. 30, 2018
Restricted cash | Loans and receivables
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount before adoption of IFRS 9		R 115,000,000
Restricted cash | Debt instruments at amortised cost
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount after adoption of IFRS 9	R 115,000,000
Cash and cash equivalents | Loans and receivables
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount before adoption of IFRS 9		706,000,000
Cash and cash equivalents | Debt instruments at amortised cost
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount after adoption of IFRS 9	706,000,000
Trade and other receivables | Loans and receivables
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount before adoption of IFRS 9		626,000,000
Trade and other receivables | Debt instruments at amortised cost
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount after adoption of IFRS 9	626,000,000
Restricted investments (cash and cash equivalents) | Loans and receivables
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount before adoption of IFRS 9		23,000,000
Restricted investments (cash and cash equivalents) | Debt instruments at amortised cost
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount after adoption of IFRS 9	23,000,000
Restricted investments (fixed deposits) | Held-to-maturity investments
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount before adoption of IFRS 9		2,335,000,000
Restricted investments (fixed deposits) | Debt instruments at amortised cost
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount after adoption of IFRS 9	2,335,000,000
Restricted investments (equity-linked deposits) | Financial assets at fair value through profit or loss
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount before adoption of IFRS 9		913,000,000
Carrying amount after adoption of IFRS 9	913,000,000
Other non-current assets | Loans and receivables
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount before adoption of IFRS 9		253,000,000
Other non-current assets | Financial assets at fair value through profit or loss
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount after adoption of IFRS 9	253,000,000
Other non-current assets | Available-for-sale financial assets
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount before adoption of IFRS 9		8,000,000
Other non-current assets | Equity instruments designated at fair value through OCI
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount after adoption of IFRS 9	90,000,000
Other non-current assets, unquoted equity investments | Available-for-sale financial assets
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount before adoption of IFRS 9		0
Other non-current assets, unquoted equity investments | Equity instruments designated at fair value through OCI
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount after adoption of IFRS 9	82,000,000
Not designated as hedging instrument | Derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount before adoption of IFRS 9		(74,000,000)
Carrying amount after adoption of IFRS 9	(74,000,000)
Cash flow hedges | Designated as hedging instrument | Derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount before adoption of IFRS 9		R 482,000,000
Carrying amount after adoption of IFRS 9	R 482,000,000